Supplemental Guarantor Financial Information (Condensed Consolidating Balance Sheets) (Details) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Cash and cash equivalents	$ 552.2	$ 569.4	$ 931.1	$ 908.2	$ 814.8	$ 509.7
Accounts and notes receivable, net	278.4	377.5	311.9	322.5
Inventories	727.2	723.7	646.2	670.6
Other current assets	104.4	108.1	122.8	114.4
Intercompany receivables
Intercompany notes receivable
Total current assets	1,662.2	1,778.7	2,012.0	2,015.7
Property, plant and equipment, net	274.5	274.3	263.4	282.3
Goodwill, net	43.3	41.2	39.8	38.9
Other assets, net	84.3	81.2	80.5	92.4
Investment in subsidaries
Total assets	2,064.3	2,175.4	2,395.7	2,429.3
Current maturities of long-term debt		308.0	309.5
Accounts payable	225.4	272.4	220.3	262.9
Accrued expenses and other current liabilities	265.4	318.0	287.4	360.7
Income taxes payable	9.4	9.7	7.4	30.9
Intercompany payables
Intercompany notes payable
Total current liabilities	500.2	908.1	824.6	654.5
Long-term debt, excluding current maturities	662.2	331.8	324.1	627.8
Other non-current liabilities	93.9	93.0	87.5	98.7
Total liabilities	1,256.3	1,332.9	1,236.2	1,381.0
Stockholders' equity	808.0	842.5	1,159.5	1,048.3
Total liabilities and stockholders' equity	2,064.3	2,175.4	2,395.7	2,429.3
RadioShack Corporation [Member]
Cash and cash equivalents	191.7	109.7	84.8	77.8
Accounts and notes receivable, net	229.7	314.7	294.8
Inventories	635.3	650.1	595.9
Other current assets	97.1	100.0	112.6
Intercompany receivables
Intercompany notes receivable
Total current assets	1,153.8	1,174.5	1,088.1
Property, plant and equipment, net	244.4	247.3	248.2
Goodwill, net	2.9	2.9	2.8
Other assets, net	60.8	59.9	56.8
Investment in subsidaries	1,973.0	1,911.6	1,819.6
Total assets	3,434.9	3,396.2	3,215.5
Current maturities of long-term debt		308.0	309.5
Accounts payable	182.4	203.1	155.1
Accrued expenses and other current liabilities	220.6	267.0	239.6
Income taxes payable	8.3	8.3	6.3
Intercompany payables	219.6	143.9	241.5
Intercompany notes payable	1,267.0	1,224.8	718.1
Total current liabilities	1,897.9	2,155.1	1,670.1
Long-term debt, excluding current maturities	662.2	331.8	324.1
Other non-current liabilities	66.8	66.8	61.8
Total liabilities	2,626.9	2,553.7	2,056.0
Stockholders' equity	808.0	842.5	1,159.5
Total liabilities and stockholders' equity	3,434.9	3,396.2	3,215.5
Guarantor Subsidiaries [Member]
Cash and cash equivalents	341.1	427.4	827.3	802.0
Accounts and notes receivable, net	41.1	57.9	15.5
Inventories	65.1	42.9	27.5
Other current assets	1.7	3.0	4.3
Intercompany receivables	222.7	134.0	234.5
Intercompany notes receivable	1,267.0	1,224.8	718.1
Total current assets	1,938.7	1,890.0	1,827.2
Property, plant and equipment, net	21.6	17.3	6.1
Goodwill, net	0.5	0.5	0.5
Other assets, net	13.5	10.9	12.3
Investment in subsidaries	75.6	81.7	76.7
Total assets	2,049.9	2,000.4	1,922.8
Current maturities of long-term debt
Accounts payable	24.7	33.5	50.0
Accrued expenses and other current liabilities	37.9	40.8	39.9
Income taxes payable
Intercompany payables
Intercompany notes payable
Total current liabilities	62.6	74.3	89.9
Long-term debt, excluding current maturities
Other non-current liabilities	26.8	26.0	25.7
Total liabilities	89.4	100.3	115.6
Stockholders' equity	1,960.5	1,900.1	1,807.2
Total liabilities and stockholders' equity	2,049.9	2,000.4	1,922.8
Non-Guarantor Subsidiaries [Member]
Cash and cash equivalents	19.4	32.3	19.0	28.4
Accounts and notes receivable, net	7.6	4.9	1.6
Inventories	26.8	30.7	22.8
Other current assets	5.6	5.1	5.9
Intercompany receivables		9.9	7.0
Intercompany notes receivable
Total current assets	59.4	82.9	56.3
Property, plant and equipment, net	8.5	9.7	9.1
Goodwill, net	39.9	37.8	36.5
Other assets, net	10.0	10.4	11.4
Investment in subsidaries
Total assets	117.8	140.8	113.3
Current maturities of long-term debt
Accounts payable	18.3	35.8	15.2
Accrued expenses and other current liabilities	6.9	10.2	7.9
Income taxes payable	1.1	1.4	1.1
Intercompany payables	3.1
Intercompany notes payable
Total current liabilities	29.4	47.4	24.2
Long-term debt, excluding current maturities
Other non-current liabilities	0.3	0.2
Total liabilities	29.7	47.6	24.2
Stockholders' equity	88.1	93.2	89.1
Total liabilities and stockholders' equity	117.8	140.8	113.3
Eliminations [Member]
Cash and cash equivalents
Accounts and notes receivable, net
Intercompany receivables	(222.7)	(143.9)	(241.5)
Intercompany notes receivable	(1,267.0)	(1,224.8)	(718.1)
Total current assets	(1,489.7)	(1,368.7)	(959.6)
Property, plant and equipment, net
Goodwill, net
Investment in subsidaries	(2,048.6)	(1,993.3)	(1,896.3)
Total assets	(3,538.3)	(3,362.0)	(2,855.9)
Current maturities of long-term debt
Accounts payable
Accrued expenses and other current liabilities
Intercompany payables	(222.7)	(143.9)	(241.5)
Intercompany notes payable	(1,267.0)	(1,224.8)	(718.1)
Total current liabilities	(1,489.7)	(1,368.7)	(959.6)
Long-term debt, excluding current maturities
Other non-current liabilities
Total liabilities	(1,489.7)	(1,368.7)	(959.6)
Stockholders' equity	(2,048.6)	(1,993.3)	(1,896.3)
Total liabilities and stockholders' equity	$ (3,538.3)	$ (3,362.0)	$ (2,855.9)